Employee Benefits Plan - Summary of Defined Benefit Plan Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plan expense [line items]
Current service cost	$ 45	$ 42
Net interest cost	21	25
Administration fees	8	12
Curtailment gain		(8)
Plan amendments	(115)
Defined benefit plan (income) expense	(41)	71
Funded Plans [member]
Disclosure of defined benefit plan expense [line items]
Current service cost	44	39
Net interest cost	9	9
Administration fees	7	11
Curtailment gain		(8)
Plan amendments	(119)
Defined benefit plan (income) expense	(59)	51
UnFunded Plans [member]
Disclosure of defined benefit plan expense [line items]
Current service cost	1	2
Net interest cost	9	12
Administration fees	1	1
Plan amendments	4
Defined benefit plan (income) expense	15	15
Other Post Employment Benefits [Member]
Disclosure of defined benefit plan expense [line items]
Current service cost		1
Net interest cost	3	4
Defined benefit plan (income) expense	$ 3	$ 5